Organization and nature of business (Tables)	12 Months Ended
Sep. 30, 2024
Organization and nature of business
Schedule of major subsidiaries
	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
CN Energy	November 23, 2018	British Virgin Islands	Parent	Holding company
Energy Holdings	August 29, 2013	Hong Kong, China	100%	Holding company
Zhejiang CN Energy	January 14, 2019	Zhejiang, China	100%	Holding company
Manzhouli CN Energy	January 24, 2019	Inner Mongolia, China	100%	Holding company
Manzhouli CN Technology	June 10, 2019	Inner Mongolia, China	100%	Holding company
Zhejiang New Material	May 24, 2021	Zhejiang, China	100%	Produce and sell wading activated carbon in the future
CN Energy USA	March 31, 2022	Delaware, U.S.	100%	Investment, consultation and trading, inactive.
Zhoushan Trading	April 8, 2022	Zhejiang, China	100%	Trading.
Ningbo Trading	April 13, 2022	Zhejiang, China	100%	Trading.
Zhejiang Yongfeng New Material	October 11, 2022	Zhejiang, China	100%	Trading.
MZ HK	December 6, 2018	Hong Kong, China	100%	Holding company
MZ Pintai	January 22, 2019	Zhejiang, China	100%	Holding company
Yunnan Yuemu	September 2, 2022	Yunnan, China	100%	Holding company
Yunnan Honghao	May 6, 2013	Yunnan, China	100%	Forestry project investment and development